CONDENSED BALANCE SHEETS - Cik 0001821171_qell Acquisition Corp Member - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 337,744	$ 2,023,823
Prepaid expenses	390,307	515,078
Due from related party	87,365
Total current assets	815,416	2,538,901
Investments held in Trust Account	379,656,050	379,579,492
Total Assets	380,471,466	382,118,393
Current liabilities:
Accounts payable	342,203	133,528
Accrued expenses	4,993,894	80,000
Total current liabilities	5,336,097	213,528
Derivative warrant liabilities	31,536,000	61,495,200
Deferred underwriting commissions	13,282,500	13,282,500
Total liabilities	50,154,597	74,991,228
Commitments and Contingencies (Note 5)
Shareholders' Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized none issued or outstanding
Additional paid-in capital	16,805,356	39,994,824
Accumulated deficit	(11,806,838)	(34,996,542)
Total shareholders' equity	5,000,009	5,000,005
Total Liabilities and Shareholders' Equity	380,471,466	382,118,393
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption; 32,571,861 and 30,212,716 shares at $10.00 per share as of March 31, 2021 and December 31,2020, respectively	325,316,860	302,127,160
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	542	774
Class B ordinary shares
Shareholders' Equity:
Ordinary shares	$ 949	$ 949